Financial liabilities - Disclosure of the main data and assumptions, Heights convertible loan notes (Details) - Heights convertible notes, tranche A € in Thousands	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Aug. 24, 2023 EUR (€) € / shares shares
Disclosure of financial liabilities [line items]
Number of outstanding notes (in shares) | shares	350	350	350
Original principal amount | €	€ 35,000	€ 35,000,000	€ 35,000
Fair value of convertible notes | €	€ 20,017	€ 27,456	€ 32,641
Interest rate | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.06	0.06	0.06
Conversion price per share (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	23.77	23.77	23.77
Ordinary share price (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	6.76	9.82	16.74
Held to maturity / voluntary conversion scenario probability | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.75	0.75	0.75
Initial price limit (in euro per share) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	14.43	14.43	14.43
Early redemption amount (put event) | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	1.20	1.20	1.20
Volatility | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.50	0.50	0.50
Credit spread | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.25	0.20	0.20
Risk-free rate | Monte Carlo model
Disclosure of financial liabilities [line items]
Significant unobservable input, liabilities	0.029	0.023	0.029